Vessel Operating and Voyage Expenses	12 Months Ended
Sep. 30, 2018
Vessel Operating and Voyage Expenses [Abstract]
Vessel Operating and Voyage Expenses
11.	Vessel Operating and Voyage Expenses:

The amounts in the accompanying consolidated statement of comprehensive income are analyzed as follows:

Vessel Operating Expenses	For the period from December 13, 2016 to September 30, 2017	For the year ended September 30, 2018
Crew and related costs	609,549	983,985
Repairs & maintenance, spares, stores, classification, chemicals & gases, paints	323,322	415,306
Lubricants	104,410	95,835
Insurance	75,321	133,090
Tonnage taxes	33,429	40,345
Other	48,964	59,209
Total	1,194,995	1,727,770

Voyage expenses	For the period from December 13, 2016 to September 30, 2017	For the year ended September 30, 2018

Brokerage commissions	51,735	90,194
Port & other expenses	59,287	57,042
Gain on Bunkers	(30,169)	(109,863)
Total	80,853	37,373